Revenues and Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Sales, After Sales and Eliminations Between Related Parties Resulting from Consolidation

For the years ended December 31, 2017, 2016 and 2015, net sales, after eliminations between related parties resulting from consolidation, were as follows:

		2017	2016	2015
From the sale of goods associated to CEMEX’s main activities[1]	Ps	246,820	239,696	211,258
From the sale of services[2]		3,313	3,110	2,811
From the sale of other goods and services[3]		7,998	7,139	5,230

	Ps	258,131	249,945	219,299

1	Includes in each period those revenues generated under construction contracts that are presented in the table below.
2	Refers mainly to revenues generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Disclosure of recognised revenue from construction contracts

For 2017, 2016 and 2015, revenues and costs related to construction contracts in progress were as follows:

		Recognized to date [1]	2017	2016	2015
Revenue from construction contracts included in consolidated net sales[2]	Ps	5,508	992	1,033	994
Costs incurred in construction contracts included in consolidated cost of sales[3]		(4,840)	(1,205)	(1,133)	(919)

Construction contracts gross operating profit (loss)	Ps	668	(213)	(100)	75

1	Revenues and costs recognized from inception of the contracts until December 31, 2017 in connection with those projects still in progress.
2	Revenues from construction contracts during 2017, 2016 and 2015, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods. The oldest contract in progress as of December 31, 2017 started in 2010.